BNY Mellon Small Cap Multi-Strategy Fund
Statement of Investments
November 30, 2024 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 97.7%
Automobiles & Components — .6%
Gentherm, Inc. (a)	13,209	556,099
Visteon Corp. (a)	15,394	1,437,338
		1,993,437
Banks — 8.4%
Columbia Banking System, Inc.	119,226	3,697,198
First BanCorp./Puerto Rico	27,091	560,242
First Hawaiian, Inc.	32,275	891,113
First Horizon Corp.	212,100	4,481,673
First Merchants Corp.	52,056	2,277,450
Fulton Financial Corp.	15,712	339,065
Hilltop Holdings, Inc.	21,252	672,626
National Bank Holdings Corp., Cl. A	20,357	971,843
NBT Bancorp, Inc.	12,358	619,383
Seacoast Banking Corp. of Florida	108,638	3,254,794
SouthState Corp.	16,740	1,852,951
Synovus Financial Corp.	20,194	1,152,471
Texas Capital Bancshares, Inc. (a)	42,102	3,723,922
UMB Financial Corp. (b)	5,269	661,207
United Community Banks, Inc.	26,174	884,943
Webster Financial Corp.	18,663	1,153,000
		27,193,881
Capital Goods — 13.6%
AAON, Inc.	12,469	1,700,024
Boise Cascade Co.	5,285	780,066
BWX Technologies, Inc.	15,926	2,083,917
Construction Partners, Inc., Cl. A (a),(b)	56,504	5,741,371
Curtiss-Wright Corp.	6,351	2,372,924
Enerpac Tool Group Corp.	28,472	1,374,059
EnerSys	19,462	1,881,197
Enpro, Inc.	4,055	766,801
Esab Corp.	3,986	514,513
Flowserve Corp.	47,144	2,876,727
Fluor Corp. (a)	133,024	7,466,637
Gates Industrial Corp. PLC (a)	92,106	2,041,069
Gibraltar Industries, Inc. (a)	12,309	891,664
Granite Construction, Inc. (b)	10,793	1,072,500
Helios Technologies, Inc.	31,001	1,621,972
Kratos Defense & Security Solutions, Inc. (a)	40,402	1,094,490
MSC Industrial Direct Co., Inc., Cl. A (b)	9,339	802,033
MYR Group, Inc. (a)	10,496	1,657,318
SiteOne Landscape Supply, Inc. (a)	13,298	2,037,919
The Middleby Corp. (a),(b)	10,605	1,520,651
Valmont Industries, Inc.	6,788	2,361,274
Zurn Elkay Water Solutions Corp.	39,093	1,556,683
		44,215,809
Commercial & Professional Services — 3.4%
ACV Auctions, Inc., Cl. A (a)	78,522	1,776,168
CACI International, Inc., Cl. A (a)	4,261	1,959,549

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 97.7% (continued)
Commercial & Professional Services — 3.4% (continued)
Casella Waste Systems, Inc., Cl. A (a)	7,201	815,225
CSG Systems International, Inc.	19,121	1,048,022
KBR, Inc.	30,047	1,827,759
Korn Ferry	17,470	1,368,600
Montrose Environmental Group, Inc. (a)	48,208	907,275
The Brink’s Company	12,843	1,242,046
		10,944,644
Consumer Discretionary Distribution & Retail — 2.9%
Arhaus, Inc. (b)	131,780	1,308,576
Foot Locker, Inc. (a)	77,614	1,951,992
Ollie’s Bargain Outlet Holdings, Inc. (a)	23,278	2,303,358
Petco Health & Wellness Co., Inc. (a),(b)	114,742	489,948
Urban Outfitters, Inc. (a)	17,891	871,829
Warby Parker, Inc., Cl. A (a)	109,795	2,474,779
		9,400,482
Consumer Durables & Apparel — 3.6%
Capri Holdings Ltd. (a)	53,383	1,249,696
Carter’s, Inc. (b)	10,381	566,491
Cavco Industries, Inc. (a)	1,478	760,431
Figs, Inc., Cl. A (a),(b)	140,776	730,627
Helen of Troy Ltd. (a)	15,103	1,107,503
Levi Strauss & Co., Cl. A	98,722	1,723,686
Malibu Boats, Inc., Cl. A (a)	30,226	1,310,297
Meritage Homes Corp.	4,624	883,508
PVH Corp.	8,173	885,708
Skechers USA, Inc., Cl. A (a)	7,810	498,434
The Lovesac Company (a),(b)	36,677	1,383,457
YETI Holdings, Inc. (a)	14,888	601,029
		11,700,867
Consumer Services — 4.4%
Duolingo, Inc. (a)	3,650	1,271,186
Dutch Bros, Inc., Cl. A (a)	40,889	2,196,966
Genius Sports Ltd. (a)	442,111	4,438,794
Planet Fitness, Inc., Cl. A (a)	30,661	3,052,303
Six Flags Entertainment Corp. (b)	18,091	835,623
The Cheesecake Factory, Inc. (b)	48,873	2,474,929
		14,269,801
Energy — 7.9%
Antero Resources Corp. (a)	110,617	3,616,070
Cactus, Inc., Cl. A	46,161	3,169,414
Centrus Energy Corp., Cl. A (a),(b)	16,919	1,539,629
CNX Resources Corp. (a),(b)	54,327	2,201,330
Crescent Energy Co., Cl. A	144,212	2,144,433
EQT Corp.	66,249	3,010,355
Liberty Energy, Inc. (b)	40,986	754,142
Oceaneering International, Inc. (a)	94,395	2,829,962
PBF Energy, Inc., Cl. A	87,120	2,743,409
Transocean Ltd. (a),(b)	132,898	584,751

Description	Shares	Value ($)
Common Stocks — 97.7% (continued)
Energy — 7.9% (continued)
Viper Energy, Inc. (b)	46,921	2,538,895
Weatherford International PLC	7,393	608,444
		25,740,834
Equity Real Estate Investment Trusts — 3.4%
Agree Realty Corp. (b),(c)	14,329	1,100,467
CareTrust REIT, Inc. (c)	17,686	526,866
Douglas Emmett, Inc. (c)	54,842	1,061,741
EPR Properties (c)	21,309	966,789
Healthpeak Properties, Inc. (c)	57,741	1,269,725
Highwoods Properties, Inc. (c)	28,399	921,831
PotlatchDeltic Corp. (c)	24,137	1,082,303
Ryman Hospitality Properties, Inc. (c)	14,790	1,733,980
STAG Industrial, Inc. (c)	24,605	905,218
Terreno Realty Corp. (b),(c)	12,736	772,184
Urban Edge Properties (c)	35,364	813,726
		11,154,830
Financial Services — 5.0%
AvidXchange Holdings, Inc. (a)	114,593	1,310,944
Burford Capital Ltd.	41,802	569,761
Cohen & Steers, Inc. (b)	5,684	594,887
Essent Group Ltd.	65,136	3,763,558
Federated Hermes, Inc.	24,286	1,038,226
Flywire Corp. (a)	36,984	839,907
HA Sustainable Infrastructure Capital, Inc.	75,185	2,357,802
PJT Partners, Inc., Cl. A (b)	9,606	1,607,660
PRA Group, Inc. (a)	57,507	1,219,148
StepStone Group, Inc., Cl. A	28,620	1,885,772
WisdomTree, Inc.	75,289	899,704
		16,087,369
Food, Beverage & Tobacco — 2.4%
Celsius Holdings, Inc. (a)	47,071	1,339,170
Freshpet, Inc. (a)	22,544	3,450,359
Nomad Foods Ltd.	67,693	1,239,459
The Boston Beer Company, Inc., Cl. A (a)	3,732	1,180,208
Vital Farms, Inc. (a)	19,678	653,309
		7,862,505
Health Care Equipment & Services — 8.3%
Acadia Healthcare Co., Inc. (a)	37,209	1,511,802
Alphatec Holdings, Inc. (a),(b)	134,164	1,406,039
AtriCure, Inc. (a)	38,937	1,407,962
Certara, Inc. (a)	70,292	787,973
Concentra Group Holdings Parent, Inc.	11,790	257,254
Encompass Health Corp.	12,475	1,284,177
Evolent Health, Inc., Cl. A (a),(b)	157,836	2,039,241
Globus Medical, Inc., Cl. A (a)	18,892	1,617,344
Guardant Health, Inc. (a)	38,671	1,377,074
Health Catalyst, Inc. (a)	206,290	1,821,541
Inspire Medical Systems, Inc. (a)	15,849	3,055,053
Integer Holdings Corp. (a),(b)	9,202	1,292,881

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 97.7% (continued)
Health Care Equipment & Services — 8.3% (continued)
iRhythm Technologies, Inc. (a)	20,446	1,778,086
Omnicell, Inc. (a)	28,189	1,313,326
Privia Health Group, Inc. (a)	136,700	2,936,316
PROCEPT BioRobotics Corp. (a),(b)	6,004	573,922
Select Medical Holdings Corp.	14,610	308,417
The Ensign Group, Inc.	6,067	887,056
TransMedics Group, Inc. (a),(b)	14,546	1,261,284
		26,916,748
Household & Personal Products — 1.4%
e.l.f. Beauty, Inc. (a),(b)	3,996	517,562
Interparfums, Inc.	16,567	2,280,613
Oddity Tech Ltd., Cl. A (a),(b)	6,800	315,928
Spectrum Brands Holdings, Inc.	15,017	1,380,813
		4,494,916
Insurance — 2.2%
Oscar Health, Inc., Cl. A (a)	63,026	1,092,241
Palomar Holdings, Inc. (a)	14,008	1,517,066
The Baldwin Insurance Group, Inc. (a)	95,006	4,651,494
		7,260,801
Materials — 4.0%
Alamos Gold, Inc., Cl. A	210,949	3,970,060
Alcoa Corp.	51,018	2,368,766
Carpenter Technology Corp.	5,831	1,131,447
Constellium SE (a)	34,188	419,145
Knife River Corp. (a)	20,396	2,110,986
Materion Corp.	9,177	1,061,045
MP Materials Corp. (a),(b)	56,769	1,196,123
Radius Recycling, Inc.	12,558	248,899
Tronox Holdings PLC	53,480	647,108
		13,153,579
Media & Entertainment — 4.0%
IMAX Corp. (a),(b)	34,051	896,222
John Wiley & Sons, Inc., Cl. A	50,331	2,626,271
Lions Gate Entertainment Corp., Cl. A (a),(b)	67,136	553,201
Lions Gate Entertainment Corp., Cl. B (a)	75,862	559,103
Magnite, Inc. (a)	191,353	3,212,817
Manchester United PLC, Cl. A (a),(b)	76,717	1,302,655
Reddit, Inc., Cl. A (a)	16,781	2,360,919
Shutterstock, Inc. (b)	43,318	1,372,314
		12,883,502
Pharmaceuticals, Biotechnology & Life Sciences — 6.6%
Alkermes PLC (a)	82,292	2,388,114
Ascendis Pharma A/S, ADR (a)	4,579	623,110
Autolus Therapeutics PLC (a)	82,001	272,243
Crinetics Pharmaceuticals, Inc. (a)	14,223	813,556
Denali Therapeutics, Inc. (a)	78,129	1,953,225
GRAIL, Inc. (a),(b)	15,800	276,500
Insmed, Inc. (a)	61,614	4,630,908
Keros Therapeutics, Inc. (a)	3,445	198,914

Description	Shares	Value ($)
Common Stocks — 97.7% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 6.6% (continued)
Merus NV (a)	10,282	461,045
Natera, Inc. (a)	14,521	2,436,333
Pacific Biosciences of California, Inc. (a),(b)	208,312	397,876
Repligen Corp. (a)	14,789	2,226,336
Sarepta Therapeutics, Inc. (a)	13,837	1,845,026
Twist Bioscience Corp. (a)	24,639	1,211,746
Ultragenyx Pharmaceutical, Inc. (a)	18,087	861,484
Xenon Pharmaceuticals, Inc. (a)	16,422	700,070
		21,296,486
Real Estate Management & Development — .3%
Newmark Group, Inc., Cl. A	65,308	1,010,968
Semiconductors & Semiconductor Equipment — 2.4%
Cohu, Inc. (a)	44,463	1,173,823
Diodes, Inc. (a)	4,448	289,120
FormFactor, Inc. (a)	20,741	830,885
Onto Innovation, Inc. (a)	5,002	821,228
Rambus, Inc. (a)	45,124	2,608,618
Synaptics, Inc. (a)	26,219	2,103,813
		7,827,487
Software & Services — 5.5%
A10 Networks, Inc.	61,381	1,046,546
Blackbaud, Inc. (a)	6,242	523,953
Confluent, Inc., Cl. A (a)	85,038	2,622,572
CyberArk Software Ltd. (a)	3,564	1,152,990
Dolby Laboratories, Inc., Cl. A	16,176	1,266,904
HubSpot, Inc. (a)	3,575	2,577,754
JFrog Ltd. (a)	108,258	3,372,237
Klaviyo, Inc., Cl. A (a)	79,950	2,969,343
Monday.com Ltd. (a)	5,784	1,650,522
Zuora, Inc., Cl. A (a)	64,698	642,451
		17,825,272
Technology Hardware & Equipment — 3.8%
Advanced Energy Industries, Inc.	11,515	1,324,686
Belden, Inc.	14,955	1,830,492
Calix, Inc. (a)	61,900	2,013,607
Corsair Gaming, Inc. (a)	65,526	481,616
Lumentum Holdings, Inc. (a),(b)	29,196	2,539,176
nLight, Inc. (a)	130,686	1,419,250
Plexus Corp. (a)	6,768	1,112,659
Viavi Solutions, Inc. (a)	172,843	1,718,059
		12,439,545
Transportation — 1.4%
Heartland Express, Inc.	80,466	1,027,551
Lyft, Inc., Cl. A (a)	80,484	1,397,202
SkyWest, Inc. (a)	17,272	1,981,789
		4,406,542
Utilities — 2.2%
Chesapeake Utilities Corp.	8,719	1,148,728
Clearway Energy, Inc., Cl. C	63,254	1,865,360

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 97.7% (continued)
Utilities — 2.2% (continued)
Portland General Electric Co.	21,219	1,016,815
Southwest Gas Holdings, Inc.	14,736	1,151,766
TXNM Energy, Inc. (b)	37,963	1,862,085
		7,044,754
Total Common Stocks (cost $210,873,179)		317,125,059

	1-Day Yield (%)
Investment Companies — 2.4%
Registered Investment Companies — 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $7,717,628)	4.67	7,717,628	7,717,628
Investment of Cash Collateral for Securities Loaned — 1.5%
Registered Investment Companies — 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $4,940,362)	4.67	4,940,362	4,940,362
Total Investments (cost $223,531,169)		101.6%	329,783,049
Liabilities, Less Cash and Receivables		(1.6)%	(5,155,040)
Net Assets		100.0%	324,628,009

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At November 30, 2024, the value of the fund’s securities on loan was $32,372,350 and the value of the collateral was
$32,977,415, consisting of cash collateral of $4,940,362 and U.S. Government & Agency securities valued at $28,037,053.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Small Cap Multi-Strategy Fund

November 30, 2024 (Unaudited)
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	317,125,059	—	—	317,125,059
Investment Companies	12,657,990	—	—	12,657,990

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At November 30, 2024, accumulated net unrealized appreciation on investments was $106,251,880, consisting of $113,233,337 gross unrealized appreciation and $6,981,457 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.